UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

10/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par		Value ($)
Bonds – 85.7%
Aerospace – 0.8%
Vought Aircraft Industries, Inc., 8%, 2011		$6,690,000	$5,017,498

Airlines – 0.9%
Continental Airlines, Inc., 7.339%, 2014		$5,719,000	$4,117,680
Continental Airlines, Inc., 6.9%, 2017		991,856	694,299
Continental Airlines, Inc., 6.748%, 2017		1,589,246	1,112,473

			$5,924,452

Asset Backed & Securitized – 5.0%
Airlie LCDO Ltd., CDO, FRN, 5.104%, 2011 (z)		$2,326,000	$697,800
Anthracite Ltd., CDO, 6%, 2037 (z)		5,148,000	1,956,240
Babson Ltd., CLO, “D”, FRN, 6.253%, 2018 (n)		2,385,000	710,730
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		1,550,377	957,615
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2017		1,514,262	923,010
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		6,400,848	3,832,069
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,948,120	1,105,698
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,467,534	895,273
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,000,000	220,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.835%, 2050 (z)		610,000	61,000
CWCapital Cobalt Ltd., CDO, “G”, FRN, 5.035%, 2050 (z)		1,890,000	151,200
Falcon Franchise Loan LLC, FRN, 3.737%, 2025 (i)(z)		12,631,050	570,923
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,467,191
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		4,479,655	2,789,297
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		3,063,359	1,846,686
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		2,285,000	1,075,053
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)		12,728,446	379,371
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050		2,285,000	1,061,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		4,845,929	2,934,924
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.9%, 2050		1,241,000	758,415
Morgan Stanley Capital I, Inc., 1.442%, 2039 (i)(n)		23,489,233	822,123
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)		2,750,000	1,975,050
Wachovia Bank Commercial Mortgage Trust, FRN, 5.94%, 2047		1,738,692	767,550
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		4,834,564	2,969,139
Wachovia Credit, CDO, FRN, 4.561%, 2026 (z)		1,320,000	237,600

			$31,165,446

Automotive – 3.0%
Accuride Corp., 8.5%, 2015		$1,495,000	$598,000
Allison Transmission, Inc., 11%, 2015 (n)		5,645,000	3,528,125
FCE Bank PLC, 7.125%, 2012	EUR	5,250,000	4,483,230
Ford Motor Credit Co. LLC, 9.75%, 2010		$2,765,000	1,880,335
Ford Motor Credit Co. LLC, 12%, 2015		5,568,000	3,536,231
Ford Motor Credit Co. LLC, 8%, 2016		5,045,000	2,763,005
General Motors Corp., 8.375%, 2033		4,670,000	1,517,750
Goodyear Tire & Rubber Co., 9%, 2015		510,000	405,450

			$18,712,126

Broadcasting – 5.5%
Allbritton Communications Co., 7.75%, 2012		$6,575,000	$4,471,000
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		4,420,000	1,723,800
CanWest MediaWorks LP, 9.25%, 2015 (n)		2,890,000	1,762,900
Clear Channel Communications, 10.75%, 2016 (z)		1,385,000	540,150
DIRECTV Holdings LLC, 7.625%, 2016 (n)		5,150,000	4,326,000
Lamar Media Corp., 6.625%, 2015		5,465,000	4,016,775
Lamar Media Corp., “C”, 6.625%, 2015		2,950,000	2,168,250
LBI Media, Inc., 8.5%, 2017 (n)		3,205,000	1,923,000
LIN TV Corp., 6.5%, 2013		6,610,000	3,701,600
Local TV Finance LLC, 9.25%, 2015 (n)(p)		4,925,000	2,462,500

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Newport Television LLC, 13%, 2017 (n)(p)	$5,600,000	$2,380,000
Nexstar Broadcasting Group, Inc., 7%, 2014	5,375,000	3,117,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)	7,435,000	1,524,175
Young Broadcasting, Inc., 8.75%, 2014	1,640,000	116,850

		$34,234,500

Brokerage & Asset Managers – 0.2%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$5,765,000	$1,556,550

Building – 1.4%
Associated Materials, Inc., 9.75%, 2012	$1,565,000	$1,392,850
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	2,360,000	1,274,400
Building Materials Corp. of America, 7.75%, 2014	3,220,000	2,221,800
Nortek Holdings, Inc., 8.5%, 2014	520,000	187,200
Nortek, Inc., 10%, 2013	2,375,000	1,745,625
Ply Gem Industries, Inc., 9%, 2012	3,135,000	1,097,250
Ply Gem Industries, Inc., 11.75%, 2013	1,660,000	1,095,600

		$9,014,725

Business Services – 1.2%
First Data Corp., 9.875%, 2015	$5,850,000	$3,744,000
SunGard Data Systems, Inc., 10.25%, 2015	5,078,000	3,554,600

		$7,298,600

Cable TV – 3.5%
CCH II Holdings LLC, 10.25%, 2010	$4,740,000	$3,294,300
CCO Holdings LLC, 8.75%, 2013	14,135,000	9,329,100
CSC Holdings, Inc., 6.75%, 2012	3,550,000	3,070,750
CSC Holdings, Inc., 8.5%, 2015 (n)	1,370,000	1,157,650
Mediacom LLC, 9.5%, 2013	1,995,000	1,571,063
NTL Cable PLC, 9.125%, 2016	5,428,000	3,582,480

		$22,005,343

Chemicals – 3.7%
Innophos, Inc., 8.875%, 2014	$5,530,000	$4,866,400
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	7,030,000	5,624,000
Koppers Holdings, Inc., 9.875%, 2013	3,865,000	3,478,500
Momentive Performance Materials, Inc., 9.75%, 2014	1,460,000	817,600
Momentive Performance Materials, Inc., 11.5%, 2016	5,901,000	2,537,430
Nalco Co., 7.75%, 2011	2,125,000	1,933,750
Nalco Co., 8.875%, 2013	4,415,000	3,796,900

		$23,054,580

Consumer Goods & Services – 3.1%
Corrections Corp. of America, 6.25%, 2013	$2,330,000	$2,009,625
GEO Group, Inc., 8.25%, 2013	4,290,000	3,753,750
Jarden Corp., 7.5%, 2017	2,930,000	2,182,850
KAR Holdings, Inc., 10%, 2015	3,545,000	2,002,925
Service Corp. International, 7.375%, 2014	2,220,000	1,814,850
Service Corp. International, 7%, 2017	7,550,000	5,756,875
Ticketmaster, 10.75%, 2016 (n)	2,515,000	2,112,600

		$19,633,475

Containers – 1.9%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$2,706,000
Graham Packaging Co. LP, 9.875%, 2014	4,440,000	2,797,200
Greif, Inc., 6.75%, 2017	3,415,000	2,800,300
Owens-Brockway Glass Container, Inc., 8.25%, 2013	3,985,000	3,725,975

		$12,029,475

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 1.1%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,005,675
L-3 Communications Corp., 5.875%, 2015	3,125,000	2,562,500

		$6,568,175

Electronics – 0.9%
Avago Technologies Finance, 11.875%, 2015	$2,460,000	$1,992,600
Flextronics International Ltd., 6.25%, 2014	2,430,000	1,846,800
Freescale Semiconductor, Inc., 8.875%, 2014	2,225,000	990,125
Spansion LLC, 11.25%, 2016 (n)	3,575,000	643,500

		$5,473,025

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 3.127%, 2012	$1,722,350	$604,638

Energy - Independent – 5.5%
Chaparral Energy, Inc., 8.875%, 2017	$3,225,000	$1,644,750
Chesapeake Energy Corp., 7%, 2014	1,245,000	999,113
Chesapeake Energy Corp., 6.375%, 2015	6,470,000	4,965,725
Forest Oil Corp., 7.25%, 2019	2,760,000	1,876,800
Forest Oil Corp., 7.25%, 2019 (n)	780,000	530,400
Hilcorp Energy I LP, 9%, 2016 (n)	2,215,000	1,616,950
Mariner Energy, Inc., 8%, 2017	2,775,000	1,637,250
Newfield Exploration Co., 6.625%, 2014	3,715,000	2,869,838
OPTI Canada, Inc., 8.25%, 2014	6,360,000	3,784,200
Plains Exploration & Production Co., 7%, 2017	6,490,000	4,250,950
Quicksilver Resources, Inc., 7.125%, 2016	7,100,000	4,544,000
SandRidge Energy, Inc., 8.625%, 2015 (p)	1,840,000	1,214,400
SandRidge Energy, Inc., 8%, 2018 (n)	2,630,000	1,748,950
Southwestern Energy Co., 7.5%, 2018 (n)	2,855,000	2,341,100

		$34,024,426

Entertainment – 0.6%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$2,318,650
Marquee Holdings, Inc., 12%, 2014	2,295,000	1,377,000

		$3,695,650

Financial Institutions – 1.2%
General Motors Acceptance Corp., 6.875%, 2011	$8,897,000	$5,210,519
General Motors Acceptance Corp., 8%, 2031	4,380,000	1,985,857

		$7,196,376

Food & Beverages – 2.3%
ARAMARK Corp., 8.5%, 2015	$2,151,000	$1,839,105
B&G Foods, Inc., 8%, 2011	3,570,000	3,034,500
Dean Foods Co., 7%, 2016	4,625,000	3,515,000
Del Monte Corp., 6.75%, 2015	3,920,000	3,234,000
Michael Foods, Inc., 8%, 2013	3,105,000	2,685,825

		$14,308,430

Forest & Paper Products – 2.6%
Buckeye Technologies, Inc., 8%, 2010	$272,000	$247,520
Buckeye Technologies, Inc., 8.5%, 2013	6,420,000	5,617,500
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,605,000	1,810,475
Georgia-Pacific Corp., 8%, 2024	1,490,000	946,150
Graphic Packaging International Corp., 9.5%, 2013	3,470,000	2,376,950
Jefferson Smurfit Corp., 8.25%, 2012	1,800,000	918,000
JSG Funding PLC, 7.75%, 2015	525,000	372,750
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	2,686,750
NewPage Holding Corp., 10%, 2012	125,000	85,000

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Smurfit-Stone Container Corp., 8%, 2017		$2,370,000	$1,161,300

			$16,222,395

Gaming & Lodging – 5.0%
Boyd Gaming Corp., 6.75%, 2014		$3,480,000	$2,192,400
Firekeepers Development Authority, 13.875%, 2015 (z)		1,450,000	1,029,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		6,865,000	926,775
Harrah’s Operating Co., Inc., 5.5%, 2010		2,795,000	1,456,894
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		11,525,000	3,745,625
Host Hotels & Resorts, Inc., 7.125%, 2013		2,770,000	2,174,450
Host Hotels & Resorts, Inc., 6.75%, 2016		2,170,000	1,573,250
Mandalay Resort Group, 9.375%, 2010		3,525,000	2,326,500
MGM Mirage, 8.5%, 2010		3,075,000	2,129,438
MGM Mirage, 8.375%, 2011		4,840,000	2,807,200
MGM Mirage, 6.75%, 2013		2,420,000	1,512,500
MGM Mirage, 5.875%, 2014		1,030,000	610,275
Pinnacle Entertainment, Inc., 7.5%, 2015		6,525,000	4,078,125
Station Casinos, Inc., 6%, 2012		1,395,000	512,663
Station Casinos, Inc., 6.5%, 2014		6,495,000	706,331
Station Casinos, Inc., 6.875%, 2016		7,690,000	692,100
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		9,875,000	2,542,813

			$31,016,839

Industrial – 1.6%
Blount, Inc., 8.875%, 2012		$3,490,000	$2,983,950
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	1,540,039
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$5,965,000	5,308,850

			$9,832,839

Insurance - Property & Casualty – 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$3,165,000	$1,993,950

Machinery & Tools – 0.7%
Case New Holland, Inc., 7.125%, 2014		$5,565,000	$4,145,925

Major Banks – 1.9%
Bank of America Corp., 8% to 2018, FRN to 2049		$6,475,000	$4,847,897
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		6,505,000	5,271,912
Wells Fargo Capital XV, 9.75%, 2049		1,495,000	1,450,150

			$11,569,959

Medical & Health Technology & Services – 8.9%
Biomet, Inc., 10%, 2017		$4,455,000	$4,098,600
Biomet, Inc., 11.625%, 2017		2,645,000	2,301,150
Community Health Systems, Inc., 8.875%, 2015		10,360,000	8,676,500
Cooper Cos., Inc., 7.125%, 2015		4,305,000	3,444,000
DaVita, Inc., 7.25%, 2015		7,980,000	6,822,900
HCA, Inc., 6.375%, 2015		6,285,000	3,739,575
HCA, Inc., 9.25%, 2016		16,355,000	13,901,750
Psychiatric Solutions, Inc., 7.75%, 2015		3,430,000	2,821,175
U.S. Oncology, Inc., 10.75%, 2014		6,330,000	4,937,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)		3,330,000	2,664,000
Universal Hospital Services, Inc., FRN, 6.303%, 2015		1,015,000	690,200
VWR Funding, Inc., 10.25%, 2015 (p)		2,835,000	1,686,825

			$55,784,075

Metals & Mining – 4.0%
Arch Western Finance LLC, 6.75%, 2013		$3,570,000	$2,998,800
FMG Finance Ltd., 10.625%, 2016 (n)		7,395,000	5,065,575
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		12,055,000	9,463,175

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.084%, 2015	$1,088,000	$848,292
Peabody Energy Corp., 5.875%, 2016	4,440,000	3,418,800
Peabody Energy Corp., 7.375%, 2016	3,600,000	3,042,000

		$24,836,642

Municipals – 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$4,335,000	$3,524,225

Natural Gas - Distribution – 1.0%
AmeriGas Partners LP, 7.125%, 2016	$4,680,000	$3,451,500
Inergy LP, 6.875%, 2014	3,625,000	2,682,500

		$6,134,000

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$2,975,000	$2,075,063
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	2,775,000	1,873,125
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	4,380,000	3,648,777
El Paso Corp., 7.25%, 2018	2,840,000	2,130,000
Transcontinental Gas Pipe Line Corp., 7%, 2011	1,094,000	1,054,779
Williams Partners LP, 7.25%, 2017	2,875,000	2,285,625

		$13,067,369

Network & Telecom – 3.9%
Cincinnati Bell, Inc., 8.375%, 2014	$6,315,000	$4,562,588
Citizens Communications Co., 9.25%, 2011	4,461,000	3,791,850
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	3,330,600
Qwest Capital Funding, Inc., 7.25%, 2011	5,935,000	4,540,275
Qwest Corp., 7.875%, 2011	1,705,000	1,479,088
Qwest Corp., 8.875%, 2012	5,210,000	4,558,750
Windstream Corp., 8.625%, 2016	2,975,000	2,246,125

		$24,509,276

Oil Services – 0.7%
Basic Energy Services, Inc., 7.125%, 2016	$4,595,000	$3,032,700
GulfMark Offshore, Inc., 7.75%, 2014	1,445,000	1,069,300

		$4,102,000

Printing & Publishing – 1.4%
American Media Operations, Inc., 10.25%, 2009 (z)	$167,910	$83,116
American Media Operations, Inc., “B”, 10.25%, 2009	4,618,000	2,285,910
Dex Media West LLC, 9.875%, 2013	1,025,000	384,375
Dex Media, Inc., 0% to 2008, 9% to 2013	6,115,000	1,375,875
Idearc, Inc., 8%, 2016	7,274,000	1,009,268
Nielsen Finance LLC, 10%, 2014	4,545,000	3,295,125
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	162,085
Quebecor World, Inc., 6.125%, 2013 (d)	2,190,000	197,100

		$8,792,854

Retailers – 0.3%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$542,850
Sally Beauty Holdings, Inc., 10.5%, 2016	2,190,000	1,598,700

		$2,141,550

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$3,290,000	$2,467,500

Telecommunications - Wireless – 2.2%
Alltel Corp., 7%, 2012	$5,114,000	$4,602,600
MetroPCS Wireless, Inc., 9.25%, 2014	2,815,000	2,343,488
Sprint Capital Corp., 8.375%, 2012	3,930,000	3,163,650

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	$4,720,000	$3,634,400

		$13,744,138

Transportation - Services – 0.5%
Hertz Corp., 8.875%, 2014	$4,395,000	$3,208,350

Utilities - Electric Power – 5.7%
Dynegy Holdings, Inc., 7.5%, 2015	$2,675,000	$1,952,750
Dynegy Holdings, Inc., 7.75%, 2019	1,560,000	1,045,200
Edison Mission Energy, 7%, 2017	5,320,000	4,209,450
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,660,750
Mirant North America LLC, 7.375%, 2013	4,975,000	4,346,906
NRG Energy, Inc., 7.375%, 2016	12,270,000	10,582,875
Reliant Energy, Inc., 7.875%, 2017	3,408,000	2,607,120
Texas Competitive Electric Holdings LLC, 10.25% to 2010, 10.5% to 2015 (n)	11,095,000	8,459,938

		$35,864,989

Total Bonds		$534,476,365

Floating Rate Loans – 7.8% (g)(r)
Aerospace – 0.7%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014 (o)	$288,695	$183,734
Hawker Beechcraft Acquisition Co., Term Loan B, 5.76%, 2014 (o)	6,511,618	4,144,182

		$4,327,916

Automotive – 1.5%
Federal Mogul Corp., Term Loan B, 5.98%, 2014	$3,742,098	$2,212,515
Ford Motor Co., Term Loan B, 7.59%, 2013	7,711,014	4,235,552
General Motors Corp., Term Loan B, 2013 (o)	5,142,789	2,797,677
Mark IV Industries, Inc., Second Lien Term Loan, 11.88%, 2011	3,435,511	343,551

		$9,589,295

Broadcasting – 0.6%
Gray Television, Inc., Term Loan B, 2014 (o)	$915,579	$508,146
Young Broadcasting, Inc., Term Loan, 6.3%, 2012	3,632,932	2,320,535
Young Broadcasting, Inc., Term Loan B-1, 6.56%, 2012	1,353,524	864,564

		$3,693,245

Business Services – 0.6%
First Data Corp., Term Loan B-1, 6.05%, 2014	$4,924,024	$3,596,384

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan B, 2014 (o)	$1,464,157	$1,091,712

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2013 (o)	$1,478,548	$993,092

Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.75%, 2009	$1,265,104	$1,012,083

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6%, 2014	$4,910,923	$1,890,705

Medical & Health Technology & Services – 1.0%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$88,142	$70,392
Community Health Systems, Inc., Term Loan, 5.22%, 2014	1,723,423	1,376,368
HCA, Inc., Term Loan B, 6.01%, 2013	4,005,159	3,295,745
Psychiatric Solutions, Term Loan B, 2012 (o)	1,606,032	1,302,894

		$6,045,399

Printing & Publishing – 0.5%
Idearc, Inc., Term Loan B, 5.74%, 2014	$460,049	$193,988
Nielsen Co., Term Loan, 2013 (o)	1,560,981	1,124,687

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – continued
Tribune Co., Term Loan B, 6.5%, 2014	$5,696,035	$2,050,573

		$3,369,248

Retailers – 0.1%
Burlington Coat Factory, Term Loan B, 5.06%, 2013 (o)	$1,578,668	$847,547

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.35%, 2013	$1,763,054	$1,022,571

Utilities - Electric Power – 1.8%
Calpine Corp., Term Loan, 6.65%, 2014	$4,036,006	$3,218,714
NRG Energy, Inc., Letter of Credit, 2013 (o)	1,026,819	887,627
NRG Energy, Inc., Term Loan B, 2013 (o)	2,098,840	1,814,330
TXU Corp. Term Loan B-3, 6.44%, 2014 (o)	6,709,512	5,205,742

		$11,126,413

Total Floating Rate Loans		$48,605,610

Common Stocks – 1.2%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Cable TV – 0.7%
Cablevision Systems Corp., “A” (a)	41,600	$737,568
Comcast Corp., “A”	153,900	2,425,464
Time Warner Cable, Inc., “A” (a)	59,500	1,165,010

		$4,328,042

Energy - Integrated – 0.1%
Chevron Corp.	9,500	$708,700

Gaming & Lodging – 0.2%
MGM Mirage (a)	25,700	$423,022
Pinnacle Entertainment, Inc. (a)	209,800	1,174,880

		$1,597,902

Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	206,408	$0

Telephone Services – 0.2%
Windstream Corp.	151,600	$1,138,516

Total Common Stocks		$7,773,160

Preferred Stocks – 0.7%
Broadcasting – 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,088	$428,040

Brokerage & Asset Managers – 0.6%
Merrill Lynch Co., Inc., 8.625%	195,450	$4,014,543

Total Preferred Stocks		$4,442,583

Money Market Funds (v) – 4.4%
MFS Institutional Money Market Portfolio, 0.93%, at Net Asset Value	$27,230,387	$27,230,387

Total Investments		$622,528,105

Other Assets, Less Liabilities – 0.2%		1,308,743

Net Assets – 100.0%		$623,836,848

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,636,493, representing 10.5% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 5.104%, 2011	10/13/06	$2,326,000	$697,800
American Media Operations, Inc., 10.25%, 2009	12/01/06 - 11/28/07	165,985	83,116
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,272,554	1,956,240
Bonten Media Acquisition Co., 9%, 2015	5/22/07 – 5/31/07	4,429,469	1,723,800
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	958,501	220,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.835%, 2050	4/12/06	610,000	61,000
CWCapital Cobalt Ltd., CDO, “G”, FRN, 5.035%, 2050	4/12/06	1,890,000	151,200
Clear Channel Communications, 10.75%, 2016	10/23/08	555,621	540,150
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	1/29/03	1,529,778	570,923
Firekeepers Development Authority, 13.875%, 2015	4/22/08	1,425,657	1,029,500
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	1,975,050
Wachovia Credit, CDO, FRN, 4.561%, 2026	6/08/06	1,320,000	237,600

Total Restricted Securities			$9,246,379
% of Net Assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$39,018,090	$583,081,975	$428,040	$622,528,105
Other Financial Instruments		$(7,650,637)	$—	$(7,650,637)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 1/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,402,560)	—
Change in unrealized appreciation	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	1,830,600	—
Balance as of 10/31/08	$428,040	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$895,930,097

Gross unrealized appreciation	$175,024
Gross unrealized depreciation	(273,577,016)

Net unrealized appreciation (depreciation)	$(273,401,992)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/08

Forward Foreign Currency Exchange Contracts at 10/31/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	3,781,637	12/22/08	$5,072,120	$4,813,456	$258,664

9

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/08 - continued

(3) Derivative Contracts at 10/31/08 – continued

Swap Agreements at 10/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09 USD	4,200,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(1,606,522)
6/20/12 USD	4,200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(2,393,904)
6/20/12 USD	2,100,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(1,185,891)
6/20/13 USD	4,045,000	(a)	Goldman Sachs International	5.00% (fixed rate)	(3)	(2,722,984)

						$(7,909,301)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6%, 4/01/12.

(a)	Net unamortized premiums paid by the fund amounted to $642,180.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended October 31, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,031,061	234,568,741	(238,369,415)	27,230,387

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$701,923	$27,230,387

10

MFS® High Yield Opportunities Fund

10/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par		Value ($)
Bonds – 86.4%
Aerospace – 1.0%
Vought Aircraft Industries, Inc., 8%, 2011		$5,540,000	$4,154,999

Airlines – 0.7%
Continental Airlines, Inc., 7.339%, 2014		$3,604,000	$2,594,879
Continental Airlines, Inc., 6.9%, 2017		193,381	135,365
Continental Airlines, Inc., 6.748%, 2017		301,047	210,732

			$2,940,976

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)		$3,605,000	$9,012

Asset Backed & Securitized – 6.1%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,500,000	$569,999
Arbor Realty Mortgage Securities, CDO, FRN, 6.719%, 2038 (z)		1,300,051	234,008
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		1,025,662	205,131
Babson Ltd., CLO, “D”, FRN, 6.253%, 2018 (n)		1,005,000	299,490
Banc of America Commercial Mortgage, Inc., 6.201%, 2018 (z)		3,830,049	1,779,441
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		897,762	554,517
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		3,729,874	2,233,007
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2017		868,209	529,212
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,500,000	937,630
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		834,050	508,815
Crest Ltd., CDO, 7%, 2040		993,500	348,967
Falcon Franchise Loan LLC, FRN, 3.737%, 2025 (i)(z)		1,602,384	72,428
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		2,617,073	1,629,544
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		1,756,714	1,059,001
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		1,607,194	765,884
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		2,453,353	1,134,664
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049		6,734,569	2,957,212
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		1,390,000	653,971
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)		1,868,203	55,682
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		1,390,000	645,720
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		2,831,056	1,714,621
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		725,000	443,071
Morgan Stanley Capital I, Inc., 1.442%, 2039 (i)(n)		4,926,790	172,438
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)		1,775,000	355,000
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)		3,250,000	1,625,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)		1,813,000	271,950
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		1,607,503	742,597
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		1,014,976	448,063
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051		2,821,707	1,732,947

			$24,680,010

Automotive – 3.3%
Accuride Corp., 8.5%, 2015		$1,600,000	$640,000
Allison Transmission, Inc., 11%, 2015 (n)		4,865,000	3,040,625
FCE Bank PLC, 7.125%, 2012	EUR	2,850,000	2,433,753
Ford Motor Credit Co. LLC, 9.75%, 2010		$1,630,000	1,108,480
Ford Motor Credit Co. LLC, 12%, 2015		3,259,000	2,069,788
Ford Motor Credit Co. LLC, 8%, 2016		4,920,000	2,694,546
General Motors Corp., 8.375%, 2033		4,402,000	1,430,650

			$13,417,842

Broadcasting – 6.1%
Allbritton Communications Co., 7.75%, 2012		$3,887,000	$2,643,160
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		2,560,000	998,400
CanWest MediaWorks LP, 9.25%, 2015 (n)		2,040,000	1,244,400
Clear Channel Communications, 10.75%, 2016 (z)		755,000	294,450
DIRECTV Holdings LLC, 7.625%, 2016 (n)		2,980,000	2,503,200

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	$3,245,000	$2,579,775
Lamar Media Corp., 6.625%, 2015	2,875,000	2,113,125
Lamar Media Corp., “C”, 6.625%, 2015	1,820,000	1,337,700
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	4,375,000	2,406,250
LBI Media, Inc., 8.5%, 2017 (n)	1,895,000	1,137,000
LIN TV Corp., 6.5%, 2013	2,130,000	1,192,800
Local TV Finance LLC, 9.25%, 2015 (n)(p)	2,975,000	1,487,500
Newport Television LLC, 13%, 2017 (n)(p)	3,970,000	1,687,250
Nexstar Broadcasting Group, Inc., 7%, 2014	3,280,000	1,902,400
Univision Communications, Inc., 9.75%, 2015 (n)(p)	4,445,000	911,225
Young Broadcasting, Inc., 8.75%, 2014	4,595,000	327,394

		$24,766,029

Brokerage & Asset Managers – 0.3%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$5,125,000	$1,383,750

Building – 1.8%
Associated Materials, Inc., 9.75%, 2012	$860,000	$765,400
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	2,140,000	1,155,600
Building Materials Corp. of America, 7.75%, 2014	2,270,000	1,566,300
Nortek Holdings, Inc., 8.5%, 2014	2,040,000	734,400
Nortek, Inc., 10%, 2013	1,460,000	1,073,100
Ply Gem Industries, Inc., 9%, 2012	2,850,000	997,500
Ply Gem Industries, Inc., 11.75%, 2013	1,430,000	943,800

		$7,236,100

Business Services – 1.1%
First Data Corp., 9.875%, 2015	$3,690,000	$2,361,600
SunGard Data Systems, Inc., 10.25%, 2015	3,238,000	2,266,600

		$4,628,200

Cable TV – 3.1%
CCH II Holdings LLC, 10.25%, 2010	$2,835,000	$1,970,325
CCO Holdings LLC, 8.75%, 2013	8,410,000	5,550,600
CSC Holdings, Inc., 8.5%, 2015 (n)	2,130,000	1,799,850
Mediacom LLC, 9.5%, 2013	1,290,000	1,015,875
NTL Cable PLC, 9.125%, 2016	3,664,000	2,418,240

		$12,754,890

Chemicals – 3.3%
Braskem S.A., 7.25%, 2018 (n)	$569,000	$406,835
Innophos, Inc., 8.875%, 2014	3,140,000	2,763,200
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	4,981,000	3,984,800
Koppers Holdings, Inc., 9.875%, 2013	2,285,000	2,056,500
Momentive Performance Materials, Inc., 9.75%, 2014	865,000	484,400
Momentive Performance Materials, Inc., 11.5%, 2016	5,118,000	2,200,740
Nalco Co., 8.875%, 2013	1,920,000	1,651,200

		$13,547,675

Consumer Goods & Services – 2.2%
GEO Group, Inc., 8.25%, 2013	$2,465,000	$2,156,875
Jarden Corp., 7.5%, 2017	2,705,000	2,015,225
KAR Holdings, Inc., 10%, 2015	2,310,000	1,305,150
Service Corp. International, 7%, 2017	2,870,000	2,188,375
Ticketmaster, 10.75%, 2016 (n)	1,460,000	1,226,400

		$8,892,025

Containers – 1.0%
Crown Americas LLC, 7.625%, 2013	$1,465,000	$1,289,200
Graham Packaging Co. LP, 9.875%, 2014	3,720,000	2,343,600

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Greif, Inc., 6.75%, 2017	$685,000	$561,700

		$4,194,500

Defense Electronics – 0.7%
L-3 Communications Corp., 5.875%, 2015	$3,620,000	$2,968,400

Electronics – 0.9%
Avago Technologies Finance, 11.875%, 2015	$2,620,000	$2,122,200
Freescale Semiconductor, Inc., 8.875%, 2014	1,290,000	574,050
Spansion LLC, 11.25%, 2016 (n)	4,545,000	818,100

		$3,514,350

Emerging Market Quasi-Sovereign – 2.1%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$1,338,000	$1,057,020
Corporación Nacional del Cobre de Chile, 5.625%, 2035	3,362,000	2,307,408
Gazprom International S.A., 7.201%, 2020	2,266,904	1,448,076
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	200,850
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	433,800
NAK Naftogaz Ukrainy, 8.125%, 2009	1,000,000	487,750
OAO Gazprom, 9.625%, 2013	1,340,000	978,200
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	1,708,000	1,332,240
Pemex Project Funding Master Trust, 6.625%, 2035 (n)	191,000	142,293

		$8,387,637

Emerging Market Sovereign – 4.1%
Federative Republic of Brazil, 6%, 2017	$1,011,000	$912,428
Federative Republic of Brazil, 8%, 2018	1,632,000	1,632,000
Federative Republic of Brazil, 11%, 2040	924,000	1,074,612
Gabonese Republic, 8.2%, 2017 (n)	1,133,000	736,450
Republic of Argentina, FRN, 3.127%, 2012	2,127,900	747,009
Republic of Colombia, 7.375%, 2017	468,000	421,200
Republic of Colombia, 7.375%, 2037	892,000	731,440
Republic of El Salvador, 8.25%, 2032	875,000	568,750
Republic of Indonesia, 6.875%, 2018 (n)	675,000	452,250
Republic of Indonesia, 6.875%, 2018	573,000	383,910
Republic of Indonesia, 7.75%, 2038 (n)	1,617,000	1,051,050
Republic of Peru, 6.55%, 2037	860,000	636,400
Republic of Philippines, 8%, 2016	329,000	305,970
Republic of Philippines, 9.5%, 2030	234,000	238,680
Republic of Philippines, 7.75%, 2031	346,000	318,320
Republic of Turkey, 7%, 2019	883,000	671,080
Republic of Turkey, 6.875%, 2036	2,843,000	1,933,240
Republic of Uruguay, 9.25%, 2017	1,349,000	1,133,160
Republic of Uruguay, 8%, 2022	2,331,000	1,585,080
Republic of Uruguay, 7.625%, 2036	236,000	141,600
Republic of Venezuela, 10.75%, 2013	1,029,000	699,720
Republic of Venezuela, 7%, 2018	824,000	379,040

		$16,753,389

Energy - Independent – 3.6%
Chaparral Energy, Inc., 8.875%, 2017	$2,860,000	$1,458,600
Hilcorp Energy I LP, 7.75%, 2015 (n)	1,670,000	1,185,700
Hilcorp Energy I LP, 9%, 2016 (n)	1,310,000	956,300
Mariner Energy, Inc., 8%, 2017	1,630,000	961,700
OPTI Canada, Inc., 8.25%, 2014	5,015,000	2,983,925
Plains Exploration & Production Co., 7%, 2017	3,725,000	2,439,875
Quicksilver Resources, Inc., 7.125%, 2016	4,375,000	2,800,000
SandRidge Energy, Inc., 8%, 2018 (n)	2,535,000	1,685,775

		$14,471,875

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$674,000	$512,105

Entertainment – 0.9%
AMC Entertainment, Inc., 11%, 2016		$1,740,000	$1,374,600
Marquee Holdings, Inc., 12%, 2014		3,945,000	2,367,000

			$3,741,600

Financial Institutions – 1.1%
General Motors Acceptance Corp., 6.875%, 2011		$5,499,000	$3,220,484
General Motors Acceptance Corp., 8%, 2031		2,564,000	1,162,497

			$4,382,981

Food & Beverages – 1.9%
ARAMARK Corp., 8.5%, 2015		$1,500,000	$1,282,500
B&G Foods, Inc., 8%, 2011		1,525,000	1,296,250
Dean Foods Co., 7%, 2016		2,900,000	2,204,000
Del Monte Corp., 6.75%, 2015		2,180,000	1,798,500
Michael Foods, Inc., 8%, 2013		1,400,000	1,211,000

			$7,792,250

Forest & Paper Products – 2.2%
Abitibi-Consolidated, Inc., 7.4%, 2018		$1,870,000	$336,600
Buckeye Technologies, Inc., 8%, 2010		491,000	446,810
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,535,000	1,066,825
Georgia-Pacific Corp., 8%, 2024		885,000	561,975
Graphic Packaging International Corp., 9.5%, 2013		2,190,000	1,500,150
Jefferson Smurfit Corp., 8.25%, 2012		975,000	497,250
JSG Funding PLC, 7.75%, 2015		1,365,000	969,150
Millar Western Forest Products Ltd., 7.75%, 2013		4,965,000	2,730,750
NewPage Holding Corp., 10%, 2012		355,000	241,400
Smurfit-Stone Container Corp., 8%, 2017		1,523,000	746,270

			$9,097,180

Gaming & Lodging – 4.6%
Boyd Gaming Corp., 6.75%, 2014		$805,000	$507,150
Firekeepers Development Authority, 13.875%, 2015 (z)		2,355,000	1,672,050
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		5,140,000	693,900
Harrah’s Operating Co., Inc., 5.5%, 2010		1,645,000	857,456
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		7,230,000	2,349,750
Host Hotels & Resorts, Inc., 7.125%, 2013		1,630,000	1,279,550
Host Hotels & Resorts, Inc., 6.75%, 2016		815,000	590,875
Mandalay Resort Group, 9.375%, 2010		1,980,000	1,306,800
MGM Mirage, 8.375%, 2011		2,855,000	1,655,900
MGM Mirage, 5.875%, 2014		1,230,000	728,775
MTR Gaming Group, Inc., 9%, 2012		970,000	538,350
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	837,640
Pinnacle Entertainment, Inc., 7.5%, 2015		3,855,000	2,409,375
Station Casinos, Inc., 6%, 2012		830,000	305,025
Station Casinos, Inc., 6.5%, 2014		3,810,000	414,338
Station Casinos, Inc., 6.875%, 2016		6,275,000	564,750
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		7,795,000	2,007,213

			$18,718,897

Industrial – 2.0%
Blount, Inc., 8.875%, 2012		$1,305,000	$1,115,775
JohnsonDiversey Holdings, Inc., 10.67%, 2013		3,670,000	2,715,800
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	920,735
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,990,000	3,551,100

			$8,303,410

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
USI Holdings Corp., 9.75%, 2015 (n)	$4,015,000	$2,529,450

Major Banks – 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$3,790,000	$2,837,611
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	3,795,000	3,075,620
Wells Fargo Capital XV, 9.75%, 2049	815,000	790,550

		$6,703,781

Medical & Health Technology & Services – 8.1%
Accellent, Inc., 10.5%, 2013	$2,320,000	$1,716,800
Biomet, Inc., 10%, 2017	2,600,000	2,392,000
Biomet, Inc., 11.625%, 2017	2,800,000	2,436,000
Community Health Systems, Inc., 8.875%, 2015	5,345,000	4,476,438
Cooper Cos., Inc., 7.125%, 2015	2,480,000	1,984,000
DaVita, Inc., 7.25%, 2015	3,290,000	2,812,950
HCA, Inc., 9%, 2014	4,680,000	2,974,903
HCA, Inc., 6.375%, 2015	2,920,000	1,737,400
HCA, Inc., 9.25%, 2016	4,050,000	3,442,500
Psychiatric Solutions, Inc., 7.75%, 2015	2,280,000	1,875,300
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	1,773,450
U.S. Oncology, Inc., 10.75%, 2014	3,040,000	2,371,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,528,000
Universal Hospital Services, Inc., FRN, 6.303%, 2015	590,000	401,200
VWR Funding, Inc., 10.25%, 2015 (p)	2,045,000	1,216,775

		$33,138,916

Metals & Mining – 3.3%
Arch Western Finance LLC, 6.75%, 2013	$2,210,000	$1,856,400
FMG Finance Ltd., 10.625%, 2016 (n)	6,125,000	4,195,625
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	5,200,000	4,082,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.084%, 2015	934,000	728,221
Peabody Energy Corp., 5.875%, 2016	1,675,000	1,289,750
Peabody Energy Corp., 7.375%, 2016	1,635,000	1,381,575

		$13,533,571

Municipals – 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$3,025,000	$2,459,234

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,117,313

Natural Gas - Pipeline – 1.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,270,000	$885,825
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	1,655,000	1,117,125
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	345,000	287,404
El Paso Corp., 7.25%, 2018	1,785,000	1,338,750
Intergas Finance B.V., 6.875%, 2011 (n)	408,000	265,200
Intergas Finance B.V., 6.875%, 2011	383,000	248,950
Williams Partners LP, 7.25%, 2017	1,955,000	1,554,225

		$5,697,479

Network & Telecom – 2.6%
Cincinnati Bell, Inc., 8.375%, 2014	$3,155,000	$2,279,488
Citizens Communications Co., 9.25%, 2011	1,250,000	1,062,500
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	1,711,080
Qwest Capital Funding, Inc., 7.25%, 2011	3,505,000	2,681,325
Qwest Corp., 7.875%, 2011	1,400,000	1,214,500
Qwest Corp., 8.875%, 2012	465,000	406,875
Windstream Corp., 8.625%, 2016	1,800,000	1,359,000

		$10,714,768

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Oil Services – 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$1,415,000	$933,900
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)		2,494,000	1,745,800
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		914,000	594,100

			$3,273,800

Oils – 0.1%
Petroleos de Venezuela S.A., 5.25%, 2017		$1,327,000	$504,260

Other Banks & Diversified Financials – 0.2%
RSHB Capital S.A., 7.125%, 2014		$1,038,000	$695,460
RSHB Capital S.A., 7.125%, 2014 (n)		200,000	134,000

			$829,460

Printing & Publishing – 1.8%
American Media Operations, Inc., 10.25%, 2009 (z)		$154,675	$76,564
American Media Operations, Inc., “B”, 10.25%, 2009		4,254,000	2,105,730
Dex Media West LLC, 9.875%, 2013		2,660,000	997,500
Dex Media, Inc., 0% to 2008, 9% to 2013		2,465,000	554,625
Idearc, Inc., 8%, 2016		4,358,000	604,673
Morris Publishing, 7%, 2013		2,470,000	247,000
Nielsen Finance LLC, 10%, 2014		2,655,000	1,924,875
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		1,456,000	560,560
Quebecor World, Inc., 6.125%, 2013 (d)		2,060,000	185,400

			$7,256,927

Retailers – 1.0%
Couche-Tard, Inc., 7.5%, 2013		$635,000	$488,950
Eye Care Centers of America, Inc., 10.75%, 2015		1,105,000	1,116,050
General Nutrition Centers, Inc., 7.584%, 2014 (p)		2,345,000	1,453,900
Sally Beauty Holdings, Inc., 10.5%, 2016		1,220,000	890,600

			$3,949,500

Special Products & Services – 0.1%
Independencia International, 9.875%, 2015 (n)		$568,000	$261,280

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013		$2,035,000	$1,526,250

Telecommunications -Wireless – 2.2%
Alltel Corp., 7%, 2012		$3,015,000	$2,713,500
MetroPCS Wireless, Inc., 9.25%, 2014		2,475,000	2,060,438
Sprint Capital Corp., 8.375%, 2012		1,275,000	1,026,375
Vimpel-Communications, 8.375%, 2013 (n)		733,000	439,800
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		3,500,000	2,695,000

			$8,935,113

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		$340,602	$166,895

Transportation - Services – 0.7%
Eurocar Groupe S.A., FRN, 8.465%, 2013 (n)	EUR	1,560,000	$795,319
Hertz Corp., 8.875%, 2014		$2,690,000	1,963,700

			$2,759,019

Utilities - Electric Power – 6.1%
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		$1,070,000	$850,650
Dynegy Holdings, Inc., 7.5%, 2015		1,795,000	1,310,350
Dynegy Holdings, Inc., 7.75%, 2019		850,000	569,500
Edison Mission Energy, 7%, 2017		2,885,000	2,282,756
EEB International Ltd., 8.75%, 2014 (n)		992,000	808,480
Enersis S.A., 7.375%, 2014		709,000	664,161
ISA Capital do Brasil S.A., 8.8%, 2017		909,000	654,480

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mirant Americas Generation LLC, 8.3%, 2011	$1,900,000	$1,743,250
Mirant Americas Generation LLC, 8.5%, 2021	1,250,000	875,000
Mirant North America LLC, 7.375%, 2013	3,000,000	2,621,250
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	730,750
NRG Energy, Inc., 7.375%, 2016	7,060,000	6,089,250
Reliant Energy, Inc., 7.875%, 2017	354,000	270,810
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	7,195,000	5,486,188

		$24,956,875

Utilities - Gas – 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$1,005,000	$773,850

Total Bonds		$352,337,823

Floating Rate Loans – 7.6% (g)(r)
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	$150,780	$95,961
Hawker Beechcraft Acquisition Co., Term Loan B, 5.76%, 2014	3,594,859	2,287,872

		$2,383,833

Automotive – 1.4%
Federal Mogul Corp., Term Loan B, 5.98%, 2015	$2,187,594	$1,293,415
Ford Motor Co., Term Loan B, 7.59%, 2013	4,414,978	2,425,086
General Motors Corp., Term Loan B, 2013 (o)	2,902,647	1,579,040
Mark IV Industries, Inc., Second Lien Term Loan, 11.87%, 2011	3,589,759	358,976

		$5,656,517

Broadcasting – 0.5%
Gray Television, Inc., Term Loan B, 2014 (o)	$495,656	$275,089
Young Broadcasting, Inc., Term Loan, 6.3%, 2012	2,141,073	1,367,610
Young Broadcasting, Inc., Term Loan B-1, 6.56%, 2012	790,128	504,694

		$2,147,393

Building – 0.4%
Roofing Supply Group, Inc., Term Loan B, 9.76%, 2013	$2,231,711	$1,450,612

Business Services – 0.8%
First Data Corp., Term Loan B-1, 6.05%, 2014	$4,231,555	$3,090,622

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan B, 2014 (o)	$848,778	$632,870

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2013 (o)	$853,326	$573,151

Energy - Independent – 0.3%
Crimson Exploration, Inc., Second Lien Term Loan, 8.75%, 2012	$1,888,867	$1,322,207

Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.75%, 2009	$932,854	$746,283

Gaming & Lodging – 0.5%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6%, 2014	$5,131,694	$1,975,702

Medical & Health Technology & Services – 0.4%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$10,394	$8,301
Community Health Systems, Inc., Term Loan, 5.22%, 2014	202,871	162,018
HCA, Inc., Term Loan B, 6.01%, 2013	1,726,148	1,420,404

		$1,590,723

Printing & Publishing – 0.3%
Idearc, Inc., Term Loan B, 5.74%, 2014	$274,441	$115,723
Tribune Co., Term Loan B, 6.5%, 2014	3,327,162	1,197,778

		$1,313,501

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Retailers – 0.1%
Burlington Coat Factory, Term Loan B, 5.06%, 2013	$932,665	$500,725

Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B, 5.34%, 2013	$1,881,940	$1,091,525

Utilities - Electric Power – 1.6%
Calpine Corp., Term Loan, 6.64%, 2009	$2,405,310	$1,918,235
NRG Energy, Inc., Letter of Credit, 2013 (o)	588,203	508,469
NRG Energy, Inc., Term Loan B, 2013 (o)	1,202,300	1,039,321
TXU Corp. Term Loan B-3, 6.43%, 2014	3,964,878	3,076,250

		$6,542,275

Total Floating Rate Loans		$31,017,939

Common Stocks – 1.9%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	29	$0

Cable TV – 1.0%
Cablevision Systems Corp., “A” (a)	60,000	$1,063,800
Comcast Corp., “A”	159,800	2,518,448
Time Warner Cable, Inc., “A” (a)	33,200	650,056

		$4,232,304

Containers – 0.1%
Owens-Illinois, Inc. (a)	12,400	$283,712

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)	490	$5,243

Energy - Integrated – 0.3%
Chevron Corp.	14,100	$1,051,860

Gaming & Lodging – 0.3%
MGM Mirage (a)	37,400	$615,604
Pinnacle Entertainment, Inc. (a)	123,000	688,800

		$1,304,404

Telephone Services – 0.2%
Windstream Corp.	88,700	$666,137

Total Common Stocks		$7,543,660

Preferred Stocks – 0.6%
Broadcasting – 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,028	$415,740

Brokerage & Asset Managers – 0.5%
Merrill Lynch Co., Inc., 8.625%	103,825	$2,132,566

Total Preferred Stocks		$2,548,306

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.756%, at Net Asset Value	$10,415,010	$10,415,010

Total Investments		$403,862,738

Other Assets, Less Liabilities – 1.0%		4,098,587

Net Assets – 100.0%		$407,961,325

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,797,188, representing 14.4% of net assets.

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/18/08	$148,096	$76,564
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,244,917	569,999
Arbor Realty Mortgage Securities, CDO, FRN, 6.719%, 2038	12/20/05	1,300,051	234,008
Banc of America Commercial Mortgage, Inc., 6.201%, 2018	6/19/08	2,792,365	1,779,441
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	2,565,364	998,400
Clear Channel Communications, 10.75%, 2016	10/23/08	302,937	294,450
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	1/29/03	194,069	72,428
Firekeepers Development Authority, 13.875%, 2015	4/22/08	2,264,719	1,672,050
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	1,384,372	355,000
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04 - 1/25/05	2,575,956	1,625,000
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	1,429,925	271,950

Total Restricted Securities			$7,949,290
% of Net Assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$20,091,236	$383,355,762	$415,740	$403,862,738
Other Financial Instruments	$—	$(4,232,329)	$—	$(4,232,329)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 1/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(1,361,760)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	1,777,500	—
Balance as of 10/31/08	$415,740	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$604,411,508

Gross unrealized appreciation	$172,005
Gross unrealized depreciation	(200,720,775)

Net unrealized appreciation (depreciation)	$(200,548,770)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/08

Forward Foreign Currency Exchange Contracts at 10/31/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	2,774,169	12/22/2008	$3,720,854	$3,531,101	$189,753

10

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/08 - continued

Swap Agreements at 10/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09 USD	2,300,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(879,762)
6/20/12 USD	2,300,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(1,310,948)
6/20/12 USD	1,150,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(649,416)
6/20/13 USD	2,350,000	(a)	Goldman Sachs International	5.0% (fixed rate)	(3)	(1,581,956)

						$(4,422,082)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.

(a)	Net unamortized premiums received by the fund amounted to $373,084.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended October 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,260,181	202,698,786	(200,543,957)	10,415,010

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$299,698	$10,415,010

11

MFS® Municipal High Income Fund

10/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.9%
Airport & Port Revenue – 1.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$871,717
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	202,449
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	1,638,430
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	12,500,000	11,342,500

		$14,055,096

General Obligations - General Purpose – 1.6%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$665,000	$570,969
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,303,747
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,021,820
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	670,000	621,599
Los Angeles, CA, RITES, FGIC, 5.25%, 2015 (u)	10,620,000	11,378,905
State of Massachusetts, ROLS, FGIC, 5.375%, 2011 (u)	4,000,000	4,252,560
Texas Department of Transportation, 7%, 2012	86,875	87,520
West Warwick, RI, 7.45%, 2013	315,000	320,279

		$21,557,399

General Obligations - Improvement – 0.3%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$3,150,000	$3,134,061
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,750,000	1,324,120

		$4,458,181

General Obligations - Schools – 1.3%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$1,700,000	$398,565
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,285,000	243,906
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,715,000	282,375
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	3,495,000	1,223,565
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,353,630
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,355,000	1,465,026
Leander, TX, Independent School District, PSF, 0%, 2029	7,310,000	2,047,385
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,692,706
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	7,000,000	5,748,330
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,595,000	602,533
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	916,090
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	808,021
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	2,205,000	558,482

		$17,340,614

Healthcare Revenue - Hospitals – 29.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,393,270
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	1,200,000	1,278,996
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,929,417
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,228,272
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	3,601,799
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,816,859
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5.5%, 2038	5,245,000	4,410,993
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	2,500,000	2,649,225

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	$2,600,000	$2,105,532
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,178,150
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	855,000	651,296
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	1,060,000	840,612
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,794,075
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,103,066
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	4,220,000	3,913,333
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	2,795,620
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,160,000	3,679,770
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	4,575,000	3,748,298
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	5,105,000	4,123,819
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	450,552
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	197,760
Cass County, MO, Hospital Rev., 5.625%, 2038	1,215,000	871,167
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	920,000	838,543
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,260,000	2,648,587
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,330,000	1,280,750
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	995,000	970,513
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,120,125
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	865,000	747,109
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,251,800
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	110,000	80,839
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,449,260
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,130,000	2,856,219
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	3,630,000	3,241,808
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,262,848
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	4,910,112
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	750,000	816,698
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	3,715,000	3,192,114
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	2,600,000	2,011,048
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,690,000	4,058,632
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	2,976,419
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	604,155

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	$865,000	$672,339
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	907,328
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	565,000	370,030
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,437,673
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	3,596,910
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	4,045,000	3,403,787
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	2,490,000	2,225,288
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,085,000	1,343,032
Illinois Finance Authority Rev. (KishHealth Systems Obligations Group), 5.75%, 2028	3,770,000	3,180,447
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	1,325,000	1,032,162
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	4,000,000	3,144,160
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	4,455,000	3,775,924
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	702,960
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	6,124,236
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	396,018
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,463,839
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,635,651
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	1,810,590
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,071,888
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	4,500,000	3,969,765
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,563,440
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,000,000	1,520,200
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.5%, 2033	2,300,000	1,893,774
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	785,000	589,739
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	2,729,009
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,000,911
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,079,800
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,125,992
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	1,565,000	1,696,836
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	2,997,700
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	400,552
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	6,049,484

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	$3,795,000	$521,016
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,033,988
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,269,108
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	4,182,923
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Mary’s Healthcare), 6.125%, 2037	3,895,000	3,272,969
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Norton Healthcare), 5.25%, 2036	7,485,000	5,156,791
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	310,124
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	3,975,534
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	2,080,000	2,279,971
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,787,451
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	780,000	583,424
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	2,640,000	1,804,994
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	5,675,000	4,130,946
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	2,826,407
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,078,400
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	465,000	328,160
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	708,747
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	2,836,600
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,500,000	3,264,345
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	3,806,132
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,450,000	1,614,329
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	1,405,000	1,314,097
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	760,000	617,766
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	1,768,304
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,665,000	4,653,967
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	462,210
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,046,388
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	1,955,472
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,061,302
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	886,850
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,323,456

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	$3,340,000	$2,264,320
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	146,056
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	1,973,765
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	765,182
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	770,000	515,246
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,295,000	1,325,847
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,462,930
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	150,001
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	6,022,640
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	941,361
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	406,306
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	1,795,006
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	3,673,960
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	421,750
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,154,648
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	480,000	384,600
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,435,000	1,149,794
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	910,000	732,705
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	4,455,000	3,138,815
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	780,902
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	683,560
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	820,370
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	5,000,000	4,603,250
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	2,400,000	2,280,648
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	3,471,182
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	470,000	493,265
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University), 6.625%, 2023	2,860,000	2,361,245
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	3,710,000	2,481,137
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,388,240
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,332,183
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,552,190

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Salida, CO, Hospital District Rev., 5.25%, 2036	$6,045,000	$4,038,604
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,103,398
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,350,000	3,489,266
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	486,216
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	810,360
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	804,958
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,356,002
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	816,975
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,361,625
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	615,000	445,734
South Broward, FL, Hospital District Rev., 5%, 2036	5,000,000	3,906,100
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,414,922
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	807,881
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,524,413
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,036,868
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	1,783,064
St. Genevieve County, MO, Hospital Rev., “B”, 5%, 2026	1,000,000	700,200
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	984,731
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	868,894
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	3,915,000	2,673,162
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	4,688,928
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	2,738,400
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	4,500,000	4,015,350
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,079,754
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	1,812,680
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	2,897,874
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	2,476,458
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,011,537
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,655,337
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	1,745,000	1,081,900
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	905,000	876,465
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	520,096
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	2,493,375
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,220,660
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,893,114

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	$5,695,000	$5,386,901
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	3,794,070
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,210,681
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	4,000,000	3,317,160
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	604,387
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	703,007
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	3,820,995
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,320,000	2,498,732
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,500,000	2,560,525
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,028,285
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	858,121
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	5,560,000	3,660,704
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	2,673,244
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,250,000	1,133,300
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 7.125%, 2031	2,000,000	1,608,940
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	2,000,000	1,832,060
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	214,725

		$401,307,337

Healthcare Revenue - Long Term Care – 9.2%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$972,360
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,713,163
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	4,760,000	3,195,293
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,320,000	1,017,443
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	3,000,000	2,172,240
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	461,286
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	547,160
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	420,000	478,023
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	392,125
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,090,000	980,738
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	1,888,832
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,320,385
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,215,315
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	880,984

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	$1,965,000	$2,277,808
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	585,000	424,090
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	430,878
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	766,234
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	2,500,000	1,681,150
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5.125%, 2042	2,750,000	1,664,520
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	2,930,192
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,500,000	1,418,250
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,098,450
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,032,495
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms), “A”, 5.5%, 2037	3,050,000	1,951,055
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,586,542
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,960,000	1,244,992
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	1,147,389
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,167,840
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,000,000	1,890,210
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,261,557
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,047,457
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,168,338
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	747,964
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	506,829
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,805,000	4,412,925
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	1,886,769
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,520,000	2,211,073
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	2,180,000	1,509,432
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	3,375,000	2,179,440
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	525,690
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,454,442
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	1,610,000	1,212,491
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,580,000	1,074,526
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,412,363
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,845,000	1,446,738
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	3,433,832
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	832,921
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	202,659
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,430,000	5,115,451
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,465,000	5,731,740
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,805,000	2,870,796
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	563,145

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	$1,490,000	$1,083,126
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,200,000	1,543,410
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	1,782,372
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	3,578,160
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	300,383
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	255,269
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,198,449
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	767,437
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	855,000	646,260
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,208,465
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	258,547
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,950,000	2,096,565
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	1,906,173
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,411,206
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,179,586
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	870,000	624,199
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	364,722
St. Johns County, FL Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,645,252
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	332,405
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	1,175,000	905,808
Sterling, IL (Hoosier Care), 7.125%, 2034	1,295,000	1,012,392
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,073,190
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,089,720
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,874,552
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	572,218
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	3,980,000	2,675,117
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	4,000,000	3,280,160
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	615,000	481,182
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	912,070

		$123,814,415

Human Services – 1.5%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$2,847,010
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	839,914

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	$1,315,000	$1,388,324
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	775,000	555,063
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,263,680
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	992,645
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	2,621,388
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	155,000	153,182
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,509,340
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	825,000	787,553
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,986,042
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,222,516
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	506,000	485,669
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	876,450

		$19,528,776

Industrial Revenue - Airlines – 4.0%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$1,641,854
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	11,605,000	4,631,556
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	1,289,125
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	6,095,521
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	1,556,931
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	3,019,634
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	1,700,000	1,602,794
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	4,356,185
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	3,880,000	2,579,967
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	548,938
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	20,965,000	16,729,022
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	11,820,000	8,841,478
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	155,000	155,000
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	950,000	897,114

		$53,945,119

Industrial Revenue - Chemicals – 0.5%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,100,000	$3,215,466
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	4,004,173
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	92,102

		$7,311,741

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 1.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,001,800
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	1,682,790
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	435,494
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	2,000,000	1,755,680
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	2,145,373
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,698,700
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,256,322
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	1,933,121
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,006,550
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	2,901,451

		$20,817,281

Industrial Revenue - Metals – 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	2,850,000	3,014,759

		$3,016,194

Industrial Revenue - Other – 2.1%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$2,955,000	$1,034,220
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,309,043
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	1,500,000	894,255
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	800,000	693,424
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	1,418,640
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,097,805
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,577,119
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,129,846
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,214,831
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,284,260
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,299,494
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	4,220,000	4,177,294
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	1,860,000	1,841,177
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	1,999,960
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	2,492,920

		$27,464,288

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 1.6%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,053,492
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	1,510,000	1,004,467
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,192,250
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,266,144
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,393,260
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,186,988
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,088,340
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,000,000	1,886,040
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	2,700,000	1,744,524
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	1,963,011
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	1,847,498
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	6,830,000	2,396,169
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	800,000	280,648

		$21,302,831

Miscellaneous Revenue - Entertainment & Tourism – 0.4%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$2,800,000	$2,440,508
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	1,315,000	197,250
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	1,840,000	1,457,961
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,040,000	765,097

		$4,860,816

Miscellaneous Revenue - Other – 2.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$930,000	$798,814
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	1,300,000	1,402,570
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	2,000,000	2,161,960
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,051,986
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,430,000	1,194,508
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	525,000	439,404
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	567,320
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	5,380,000	5,256,099
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,570,000	1,282,329
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,665,000	3,602,988
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,209,733
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,525,000	1,512,007
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	509,484
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	355,546

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	$2,735,000	$2,218,276
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	665,356
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	260,000	207,072

		$27,435,452

Multi-Family Housing Revenue – 2.0%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$1,720,000	$1,721,514
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	635,000	456,743
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	842,746
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	8,000,000	8,049,040
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	846,746
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,430,000	1,079,550
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	3,049,316
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009 (a)(z)	6,000,000	6,043,560
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,838,200
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,564,780
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,010,119
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	1,000,000	802,560

		$27,304,874

Sales & Excise Tax Revenue – 0.7%
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	$10,000,000	$9,089,900
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	1,025,000	893,021

		$9,982,921

Single Family Housing - Local – 0.8%
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	$265,000	$256,920
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	20,000	20,064
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	90,000	24,787
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,435,000	775,431
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	165,000	164,061
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	475,000	226,053
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	365,000	361,616
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	1,070,000	1,067,860
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	80,000	80,010
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	285,000	216,261
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	165,000	164,957
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	245,000	239,245
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	1,000,000	884,860
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	410,000	368,688
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	685,070
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	1,490,000	1,219,312

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	$795,000	$693,709
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	915,000	876,094
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,470,000	1,234,227
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	560,000	463,798
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	745,000	712,555

		$10,735,578

Single Family Housing - State – 1.7%
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	$760,000	$657,210
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	295,000	265,282
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	32,000	31,834
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	290,000	262,966
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	445,000	431,112
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	440,000	429,097
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	130,000	132,214
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	60,000	59,998
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	95,000	94,953
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,865,000	1,830,236
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,965,000	1,902,179
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	80,000	78,946
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	315,000	310,357
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	250,000	249,388
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	260,000	259,475
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	505,000	501,031
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,940,000	2,792,530
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	265,000	260,514
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	190,000	189,721
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	3,015,000	2,981,443
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	460,000	455,487
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	650,000	641,342
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	220,000	214,095
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	1,746,633
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,465,000	1,465,190
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	2,035,000	1,867,133
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	2,600,000	2,373,150

		$22,483,516

Solid Waste Revenue – 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,286,062
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,777,400
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	4,473,021

		$9,536,483

State & Agency - Other – 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$763,875

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$2,873,736

		$3,637,611

State & Local Agencies – 0.9%
Alabama Building Renovation Authority, AMBAC, 6%, 2018	$1,155,000	$1,197,608
Delaware Valley, PA, Regional Finance Authority, “B”, AMBAC, 3.5%, 2018	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.085%, 2018 (p)	1,050,000	1,112,034
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	910,388
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,000,000	3,561,950
Harris County, TX, 5.8%, 2014	951,669	901,259
Harris County, TX, 5.625%, 2020	2,071,000	1,834,740
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	980,000	929,158
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,082,610

		$12,129,747

Student Loan Revenue – 0.6%
Access to Loans for Learning, CA Student Loan Rev., 7.95%, 2030	$2,700,000	$2,345,031
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,316,925
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,965,000	4,376,945

		$8,038,901

Tax - Other – 0.3%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$280,000	$276,315
Black Hawk, CO, Device Tax Rev., 5%, 2013	180,000	170,114
Black Hawk, CO, Device Tax Rev., 5%, 2015	560,000	508,799
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	6,310,000	1,121,539
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	800,000	600,352
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,448,100

		$4,125,219

Tax Assessment – 8.3%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$2,383,080
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	465,000	379,161
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,480,000	982,468
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,845,000	1,204,268
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	670,000	568,033
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	1,736,952
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,765,000	1,319,037
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	2,025,000	1,258,943
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,181,504
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	2,950,000	2,425,933
Capital Region Community Development District Rev., FL, “A”, 7%, 2039	1,875,000	1,577,269
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	690,000	600,728
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	604,087
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	740,000	606,667
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	390,000	363,230
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,700,000	1,698,030
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,750,000	1,811,315

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	$945,000	$664,137
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	4,280,000	3,998,504
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	480,000	441,605
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,537,153
Fishhawk Community Development District, FL, 5.125%, 2009	995,000	967,578
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	438,954
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	3,098,311
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	70,000	69,432
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	911,739
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,105,000	1,579,339
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	4,082,546
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	640,000	630,854
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	935,000	922,406
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,959,000	2,418,716
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	340,000	221,330
Landmark at Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	1,336,820
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	1,359,274
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	944,218
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,150,000	3,017,465
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,905,000	1,556,690
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,354,066
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	805,000	657,588
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	925,794
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	359,730
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,865,185
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	969,966
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,235,000	996,250
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	235,000	187,105
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	676,888
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	715,000	469,669
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	765,000	637,291
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,459,461
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,164,270
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	4,000,000	2,590,240
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	486,883
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	882,609
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,110,000	729,459

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Palm River Community Development District, FL, Special Assessment, “A”, 5.375%, 2036	$910,000	$595,668
Palm River Community Development District, FL, Special Assessment, “B”, 5.15%, 2013	1,000,000	871,300
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,145,000	998,486
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	1,325,000	1,250,681
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,260,000	823,120
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,020,000	2,628,548
Paseo Community Development District, FL, “B”, 4.875%, 2010	2,745,000	2,605,252
Preserve at Wilderness Lake, FL, 6.2%, 2008	25,000	25,000
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	520,467
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	3,037,820
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	2,280,000	1,957,334
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	2,008,218
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	3,182,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	625,000	596,125
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,114,748
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,820,000	1,198,852
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	1,384,560
Stoneybrook South Community Development District, FL, Special Assessment, “B”‘, 5.45%, 2015	2,000,000	1,665,700
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,561,180
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	940,260
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	3,112,556
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	2,036,166
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,150,000	1,361,853
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,260,000	1,431,122
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	612,871
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	520,523
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	630,000	450,532
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	1,025,831
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,970,000	1,847,210
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,090,000	960,312

		$111,634,525

Tobacco – 6.3%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$9,395,000	$8,866,531
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	495,000	443,198
Buckeye, OH, Tobacco Settlement Financing Authority, 6%, 2042	780,000	522,249
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	2,500,000	1,679,300
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	19,455,000	14,436,972
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	6,835,000	4,336,876

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	$9,130,000	$6,287,283
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	1,525,000	777,369
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	4,035,000	3,191,201
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	664,945
District of Columbia, Tobacco Settlement Rev., 6.25%, 2024	3,175,000	2,793,556
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,492,690
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,740,000	1,026,496
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, “C-1”, 0%, 2036	11,775,000	785,746
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”,
5.6%, 2034	4,295,000	3,005,813
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	4,915,000	4,138,086
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	4,325,000	3,128,792
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	11,470,000	7,421,664
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,370,000	2,532,061
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	51,826
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,000,000	2,133,360
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	22,705,000	279,726
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	7,265,000	484,430
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	5,640,000	234,680
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2011 (c)	2,235,000	2,313,136
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	3,961,947
South Carolina Tobacco Settlement Authority Rev., ETM, “B”, 6.375%, 2030 (c)	2,435,000	2,562,667
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,385,000	1,932,023
Washington Tobacco Settlement Authority, 6.5%, 2026	985,000	885,279

		$84,369,902

Toll Roads – 1.3%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$2,025,000	$1,812,598
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	12,305,000	3,630,713
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)(f)	13,400,000	12,620,388

		$18,063,699

Transportation - Special Tax – 0.7%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$7,334,940
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	6,825,000	1,945,398

		$9,280,338

Universities - Colleges – 2.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,305,000	$1,077,800
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 6%, 2038	2,025,000	1,600,985
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	2,396,588
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	667,306
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	1,845,212
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	1,635,184
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	900,000	684,684

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$1,385,000	$923,006
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	989,522
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	203,688
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,240,000	2,010,915
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	775,000	689,177
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	9,150,000	10,113,495
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,145,794
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	900,440
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,123,637
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,288,319
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	742,994
Michigan Higher Education Facilities Authority Rev., 6.125%, 2037	4,315,000	3,414,762
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	2,000,000	2,124,320
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	260,000	264,056

		$35,841,884

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$1,742,007
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	1,652,294
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,683,330
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,071,071
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland), 5.75%, 2033	250,000	205,285

		$6,353,987

Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,710,000	$1,897,690
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,988,339
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	2,760,000	2,006,906
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	2,610,000	1,977,519
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,078,150
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,038,130
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	830,335
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	309,198
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	327,848
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	534,815
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,300,697

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.4%, 2013	$980,000	$967,907
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	2,955,000	2,508,647
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,301,609
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	761,081
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,110,375

		$24,939,246

Utilities - Cogeneration – 0.5%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$680,000	$656,214
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,800,000	1,343,574
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,700,000	1,506,421
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,050,000	936,191
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	2,168,923

		$6,611,323

Utilities - Investor Owned – 2.7%
Brazos River Authority Texas Pollution Control Rev. (TXU Electric), 8.25%, 2030	$1,000,000	$763,890
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	7,265,000	6,392,110
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	310,000	245,036
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,499,088
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 4.875%, 2033	2,000,000	1,154,220
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	2,911,432
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	3,553,650
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,097,683
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	2,678,310
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,095,000	1,949,974
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,858,240
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	1,000,000	972,210
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,635,000	2,323,938
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	699,073
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	2,250,000	1,979,663
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	3,335,000	2,721,260
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	1,897,612

		$35,697,389

Utilities - Other – 1.3%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$2,245,000	$1,646,954
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,300,000	3,348,797
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	2,866,400
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	4,197,965
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,275,000	1,393,483
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,010,000	1,474,878
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,620,000	1,119,890
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,138,011

		$17,186,378

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 4.5%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$3,957,550
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	950,000	903,697
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	6,385,364
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	5,020,000	4,075,537
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	655,000	572,896
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,024,160
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	5,185,000	5,126,461
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	8,220,000	6,885,976
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	4,525,900
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	5,000,000	4,511,600
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	5,520,000	5,121,787
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,035,150
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,106,112
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	5,155,000	4,860,289
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	4,000,000	3,632,320

		$59,724,799

Total Investments		$1,285,893,860

Other Assets, Less Liabilities – 4.1%		54,371,641

Net Assets – 100.0%		$1,340,265,501

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,964,650, representing 2.5% of net assets.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009	5/18/1999	$6,000,000	$6,043,560
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/2004	2,000,000	1,838,200
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/2005	2,000,000	1,564,780

Total Restricted Securities			$9,446,540
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security
ROLS	Reset Option Longs

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,285,893,860	$—	$1,285,893,860
Other Financial Instruments	$1,939,003	$—	$—	$1,939,003

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,571,766,824

Gross unrealized appreciation	$15,941,716
Gross unrealized depreciation	(309,144,272)

Net unrealized appreciation (depreciation)	$(293,202,556)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts 10/31/08

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr. (Short)	335	$37,896,875	Dec-08	$1,939,003

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2008

*	Print name and title of each signing officer under his or her signature.